Principal accounting policies - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Balance
Revenue
Remaining performance obligation	$ 71,235
Remaining performance obligation expected to be recognized	61,713
Advertising revenues
Revenue
Deferred revenue	211	$ 295
Revenue recognized	$ 295	0
Advertising revenues | Minimum
Revenue
Payment due period	1 month
Advertising revenues | Maximum
Revenue
Payment due period	3 months
Live streaming
Revenue
Deferred revenue	$ 49,088	56,414
Revenue recognized	50,728	56,817
Others
Revenue
Deferred revenue	21,936	22,739
Revenue recognized	$ 15,790	$ 16,856